ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	¥ 29,549,135	$ 4,161,909	¥ 30,254,560
Professional services	795,858	112,094	2,024,984
Agency commission fees payable	2,203,102	310,300	2,940,840
Staff cost related payables	5,815,688	819,123	6,850,707
Office expenses	2,008,450	282,884	1,097,491
Product development services	14,924	2,102	772,643
Others payables	1,621,300	228,355	1,574,383
Lawsuit dues			17,199,963
Hosting service fee	341,667	48,123
Others	564,750	79,543	1,768,903
Loans	1,261,316	177,653	1,952,630
Total	¥ 44,176,190	$ 6,222,086	¥ 66,437,104